Property, Plant and Equipment, Net (Tables)	12 Months Ended
Sep. 30, 2025
Property, Plant and Equipment, Net [Abstract]
Schedule of Property, Plant and Equipment

Property, plant and equipment, net as of September 30, 2025 and 2024 consisted of the following:

	2025	2024
Buildings	$4,702,714	$4,770,665
Machinery and equipment	9,439,854	8,398,347
Transportation vehicles	1,100,660	1,116,564
Office equipment	636,766	636,193
Construction in progress (“CIP”)	9,096,839	2,917,883
Total property plant and equipment, at cost	24,976,833	17,839,652
Less: accumulated depreciation	(9,658,083)	(9,792,037)
Property, plant and equipment, net	$15,318,750	$8,047,615